Capital Stock and Stockholders' Deficit - Summary of Reserved for Issuance Upon The Potential Conversion or Exercise (Details) - shares	Sep. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock shares reserved for future issuance	32,864,376	6,325,031
Restricted Stock Units
Class of Stock [Line Items]
Common stock shares reserved for future issuance	429,321	1,415,104
Convertible Notes (as converted to common stock)
Class of Stock [Line Items]
Common stock shares reserved for future issuance		171,256
Outstanding Options to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	4,270,229	4,301,960
Warrants to Purchase Preferred Stock (as converted to warrants to purchase common stock)
Class of Stock [Line Items]
Common stock shares reserved for future issuance	138,857	297,854
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	266,131	138,857
Public Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	18,759,838
Earn-Out Shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance	9,000,000